Investments Accounted for Using the Equity Method - Summary Of unrecognized share of losses of joint ventures accounted for using equity method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Unrecognized Share Of Losses Of Joint Ventures Accounted For Using Equity Method [Line Items]
Unrecognized share of losses of joint ventures for the period		¥ 199	¥ 418
Accumulated unrecognized share of losses of joint ventures		¥ 199	¥ 3,016